Equity (Tables)	12 Months Ended
Jun. 30, 2025
Equity [Abstract]
Schedule of Capital (Number of Shares)	Capital (number of shares)
	Number of shares
	6/30/2025		6/30/2024

Cresud	35,138,225	34.2%	35,138,225	34.2%
Charles River Capital	9,428,001	9.2%	10,929,540	10.6%
Elie Horn	6,072,969	5.9%	6,098,269	5.9%
Officers	1,174,774	1.1%	859,339	0.8%
Treasury	3,067,987	3.0%	3,067,987	3.0%
Other	47,801,488	46.6%	46,590,084	45.4%
Total shares of paid-up capital	102,683,444	100%	102,683,444	100%
Total outstanding shares	63,302,458		63,617,893

Schedule of Capital Increase and Equity Increase

The composition of the reserves follows:

	Number of shares	Amount
Unrestricted shares	4,402,404	97,569
Restricted shares	812,981	18,018
Shares issued in the initial exchange ratio / Capital increase	5,215,385	115,587

Unrestricted shares (final exchange ratio) / Capital increase	4,044,654	82,021

Reserve of goodwill on share issue		(33,566)
Return of shares – Acquisition of Agrifirma		35,188
		1,622

Schedule of Dividends

The appropriation of net income is as follows:

	2025	2024
Income for the year	138,019	226,867
(-) Constitution of legal reserve (5% of net income)	(6,901)	(11,343)
Adjusted profit for the year	131,118	215,524

(-) Mandatory minimum dividends - 25% of adjusted net income	(32,780)	(53,881)
(-) Additional dividends proposed	(42,220)	(101,119)

Proposed dividends	(75,000)	(155,000)

(-) Additional dividends proposed on profit reserve	—	—
Total dividends	(75,000)	(155,000)

Constitution of reserve for investments and expansion	56,118	60,524

Total shares of paid up capital (per thousand shares)	102,683	102,683
(-) Treasury shares (per thousand shares)	(3,068)	(3,068)
(=) Outstanding shares (per thousand shares)	99,615	99,615

Dividend per share (R$)	0.75	1.51

Schedule of Changes in Treasury Shares

Changes in treasury shares in the year are as follows:

Treasury shares	Number of shares	Amount (R$)
At June 30, 2023	3,571,179	50,807
Transfer of shares – ILPA Plan	(503,192)	(7,159)
At June 30, 2024	3,067,987	43,648
At June 30, 2025	3,067,987	43,648